Acquisitions, Assets and Liabilities Held for Sale, Dispositions and Impairments	12 Months Ended
Dec. 31, 2022
Mergers, Acquisitions and Dispositions Disclosures	ACQUISITIONS, ASSETS AND LIABILITIES HELD FOR SALE, DISPOSITIONS AND IMPAIRMENTS
The disclosures in this note apply to AEP unless indicated otherwise.

ACQUISITIONS

2021

Dry Lake Solar Project (Generation & Marketing Segment) (Applies to AEP)

In November 2020, AEP signed a Purchase and Sale Agreement with a nonaffiliate to acquire a 75% ownership interest in the entity that owns the 100 MW Dry Lake Solar Project (collectively referred to as Dry Lake) located in southern Nevada for approximately $114 million. In March 2021, AEP closed the transaction and the solar project was placed in-service in May 2021. Approximately $103 million of the purchase price was paid upon closing of the transaction and the remaining $11 million was paid when the project was placed in-service. In accordance with the accounting guidance for “Business Combinations,” management determined that the acquisition of Dry Lake represents an asset acquisition. Additionally, and in accordance with the accounting guidance for “Consolidation,” management concluded that Dry Lake is a VIE and that AEP is the primary beneficiary based on its power as managing member to direct the activities that most significantly impact Dry Lake’s economic performance. As the primary beneficiary of Dry Lake, AEP consolidates Dry Lake into its financial statements. As a result, to account for the initial consolidation of Dry Lake, management applied the acquisition method by allocating the purchase price based on the relative fair value of the assets acquired and noncontrolling interest assumed.  The fair value of the primary assets acquired and the noncontrolling interest assumed was determined using the market approach.  The key input assumptions were the transaction price paid for AEP’s interest in Dry Lake and recent third-party market transactions for similar solar generation facilities. See Note 17 - Variable Interest Entities and Equity Method Investments for additional information.

North Central Wind Energy Facilities (Vertically Integrated Utilities Segment) (Applies to AEP, PSO and SWEPCo)

In 2020, PSO and SWEPCo received regulatory approvals to acquire the NCWF, comprised of three Oklahoma wind facilities totaling 1,484 MWs, on a fixed cost turn-key basis. PSO and SWEPCo own undivided interests of 45.5% and 54.5% of the NCWF, respectively. In total, the three wind facilities cost approximately $2 billion and consist of Traverse (998 MW), Maverick (287 MW) and Sundance (199 MW). Output from the NCWF serves retail load in PSO’s Oklahoma service territory and both retail and FERC wholesale load in SWEPCo’s service territories in Arkansas and Louisiana. The Oklahoma and Louisiana portions of the NCWF revenue requirement, net of PTC benefit, are recoverable through authorized riders until the amounts are reflected in base rates. Recovery of the Arkansas portion of the NCWF revenue requirement through base rates was approved by the APSC in May 2022. The NCWF are subject to various regulatory performance requirements. If these performance requirements are not met, PSO and SWEPCo would recognize a regulatory liability to refund retail customers.

In April 2021, PSO and SWEPCo acquired respective undivided ownership interests in the entity that owned Sundance during its development and construction for $270 million, the first of the three NCWF acquisitions. Immediately following the acquisition, PSO and SWEPCo liquidated the entity and simultaneously distributed the Sundance assets in proportion to their undivided ownership interests. Sundance was placed in-service in April 2021.

In September 2021, PSO and SWEPCo acquired respective undivided ownership interests in the entity that owned Maverick during its development and construction for $383 million, the second of the three NCWF acquisitions. Immediately following the acquisition, PSO and SWEPCo liquidated the entity and simultaneously distributed the Maverick assets in proportion to their undivided ownership interests. Maverick was placed in-service in September 2021.
In March 2022, PSO and SWEPCo acquired respective undivided ownership interests in the entity that owned Traverse during its development and construction for $1.2 billion, the third of the three NCWF acquisitions. Immediately following the acquisition, PSO and SWEPCo liquidated the entity and simultaneously distributed the Traverse assets in proportion to their undivided ownership interests. Traverse was placed in-service in March 2022.

In accordance with the guidance for “Business Combinations,” management determined that the acquisitions of the NCWF projects represent asset acquisitions.  As of December 31, 2022 and 2021, PSO had approximately $901 million and $316 million and SWEPCo had approximately $1.1 billion and $378 million, respectively, of gross Property, Plant and Equipment on the balance sheets related to the NCWF projects. On an ongoing basis, management further determined that PSO and SWEPCo should apply the joint plant accounting model to account for their respective undivided interests in the assets, liabilities, revenues and expenses of the NCWF projects.

The respective Purchase and Sale Agreements (PSAs) include collective interests in numerous land contracts, as originally executed between the nonaffiliated party and the respective owners of the properties as defined in the contracts. These contracts provide for easement and access rights to the land that Sundance, Maverick and Traverse were built upon. The lessee interests in the land contracts were transferred to Sundance, Maverick and Traverse (and subsequently to PSO and SWEPCo) as a part of the closings of the respective PSAs. The current Obligations Under Operating Leases related to the NCWF projects were not material as of December 31, 2022 and 2021 for PSO and SWEPCo. See the table below for the noncurrent Obligations Under Operating Leases for the NCWF projects for PSO and SWEPCo:

	PSO		SWEPCo
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Project
Sundance	$12.6	$12.6	$15.1	$15.1
Maverick	18.0	18.0	21.6	21.6
Traverse	39.8	—	47.7	—
Total	$70.4	$30.6	$84.4	$36.7

2020

Desert Sky Wind Farm and Trent Wind Farm (Generation & Marketing Segment) (Applies to AEP)

In August 2020, AEP exercised its call right which required the nonaffiliated member of Desert Sky Wind Farm LLC and Trent Wind Farm LLC (collectively the LLCs) to sell its noncontrolling interest to AEP. The exercise price for the call right was determined using a discounted cash flow model with agreed input assumptions as well as updates to certain assumptions reasonably expected based on the actual results of the LLCs. As a result, the LLCs are wholly-owned by AEP and management has concluded that the LLCs are no longer VIEs. AEP paid $57 million in cash, derecognized $63 million of Redeemable Noncontrolling Interest within Mezzanine Equity and recorded an increase of $6 million of Paid-In Capital on the balance sheets. See Note 17 - Variable Interest Entities and Equity Method Investments for additional information.

Santa Rita East (Generation & Marketing Segment) (Applies to AEP)

In November 2020, AEP acquired an additional 10% interest in Santa Rita East for approximately $44 million resulting in AEP having a total interest of 85%. The acquisition of the incremental ownership interest was accounted for as an equity transaction in accordance with the accounting guidance for "Consolidation" and reduced Noncontrolling Interests on the balance sheets by approximately $44 million. See Note 17 - Variable Interest Entities and Equity Method Investments for additional information.
ASSETS AND LIABILITIES HELD FOR SALE (as adjusted)

2022

Disposition of KPCo and KTCo (Vertically Integrated Utilities and AEP Transmission Holdco Segments) (Applies to AEP and AEPTCo)

In October 2021, AEP entered into a Stock Purchase Agreement (SPA) to sell KPCo and KTCo to Liberty Utilities Co., a subsidiary of Algonquin Power & Utilities Corp. (Liberty), for approximately a $2.85 billion enterprise value. In May 2022, the KPSC approved the transfer of KPCo to Liberty subject to certain conditions contingent upon the closing of the sale. AEP had received clearance under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (HSR) and the Committee on Foreign Investment in the United States during 2022. Clearance under the HSR expired in January 2023. AEP and Liberty refiled a joint application seeking HSR clearance in February 2023. The sale was also contingent upon FERC approval under Section 203 of the Federal Power Act. The parties to the SPA had certain termination rights if the closing of the sale did not occur by April 26, 2023.

Transfer of Ownership

FERC Proceedings

In December 2021, Liberty, KPCo and KTCo (the applicants) requested FERC approval of the sale under Section 203 of the Federal Power Act. In February 2022, several intervenors in the case filed protests related to whether the sale will negatively impact the wholesale transmission rates of applicants. In April 2022, the FERC issued a deficiency letter stating that the Section 203 application was deficient and that additional information was required to process it. In May 2022, Liberty, KPCo and KTCo supplemented the application. In December 2022, the FERC issued an order denying, without prejudice, authorization of the proposed sale stating the applicants failed to demonstrate the proposed transaction would not have an adverse effect on rates.

In January 2023, AEP, AEPTCo, and Liberty entered into an amendment to the SPA that specified the applicants will submit a new filing for approval under Section 203 of the Federal Power Act. The new filing was submitted to the FERC on February 14, 2023. The applicants requested expedited treatment of the new filing, including an accelerated comment period. In response, the FERC granted a shortened 45 day comment period. The applicants believed the new Section 203 application addressed the concerns raised in the FERC’s December 2022 order. The application contained several additional commitments by Liberty to mitigate potential adverse impacts on FERC jurisdictional rates over the next five years, including: a) maintaining the current return on equity; b) maintaining the current cost cap on equity; c) financing future investments at the current credit rating; and d) capping certain operating and administrative costs. The statute required an order from the FERC within 180 days of the February 14, 2023 filing date in accordance with Section 203 of the Federal Power Act.

KPSC Proceedings

In May 2022, the KPSC approved the transfer of KPCo to Liberty subject to conditions contingent upon the closing of the sale, including establishment of regulatory liabilities to subsidize retail customer transmission and distribution expenses, a fuel adjustment clause bill credit, and a three-year Big Sandy decommissioning rider rate holiday during which KPCo’s carrying charge is reduced by 50%.

Mitchell Plant Operations and Maintenance Agreement and Ownership Agreement

KPCo and WPCo each own a 50% undivided interest in the 1,560 MW coal-fired Mitchell Plant. As of December 31, 2022 and 2021, the net book value of KPCo’s share of the Mitchell Plant, before cost of removal including CWIP and inventory, was $577 million and $586 million, respectively. The SPA included a condition precedent to closing requiring the issuance of regulatory orders approving new Mitchell Plant agreements.
The KPSC and WVPSC issued orders proposing materially different modifications to the Mitchell Plant agreements filed by AEP such that the new agreements could not be executed by the parties. In lieu of new agreements, in July 2022, KPCo and WPCo confirmed with the KPSC and WVPSC, respectively, that they will continue operating under the existing Mitchell Agreement, utilizing the Mitchell Agreement Operating Committee’s authority under that agreement to issue appropriate resolutions so the parties can operate in accordance with each state commission’s directives related to CCR and ELG investment. In September 2022, pursuant to resolutions under the existing Mitchell Plant agreement, WPCo replaced KPCo as the Operator of Mitchell Plant.

Summary

As a result of the conditions imposed by the KPSC’s May 2022 order, in the second quarter of 2022, AEP recorded a $69 million loss on the expected sale of the Kentucky Operations in accordance with accounting guidance for Fair Value Measurement.

In September 2022, AEP, AEPTCo and Liberty entered into an amendment to the SPA which reduced the purchase price to approximately $2.646 billion and Liberty agreed to waive, upon FERC approval of the sale, the SPA condition precedent to closing requiring the issuance of regulatory orders approving new proposed Mitchell Plant agreements. Further, as a result of the reduced purchase price from the September Amendment and the change to the anticipated timing of the completion of the transaction, AEP recorded an additional $194 million pretax loss ($149 million net of tax) on the expected sale of the Kentucky Operations in the third quarter of 2022 in accordance with the accounting guidance for Fair Value Measurement.

As a result of the December 2022 FERC order and resulting delay in the anticipated timing of the closing of the transaction, AEP recorded an additional $100 million pretax loss ($79 million net of tax) on the expected sale of the Kentucky Operations in December 2022 in accordance with the accounting guidance for Fair Value Measurement. In total, AEP recorded a $363 million pretax loss of ($297 million net of tax) on the expected sale of the Kentucky Operations for the twelve months ended December 31, 2022.

Because the depreciation of Kentucky assets continued to be reflected in revenues through customer rates and continued to be reflected in the carryover basis of the rate-regulated assets, AEP and AEPTCo continued to recognize depreciation on those assets. Depreciation expense of $99 million and $4 million associated with KPCo and KTCo was recognized for the year ended December 31, 2022.

The Income Before Income Tax Expense (Benefit) of KPCo and KTCo were not material to AEP and AEPTCo on their respective statements of income for the twelve months ended December 31, 2022 and 2021.

Termination of Planned Disposition of KPCo and KTCo (Vertically Integrated Utilities and AEP Transmission Holdco Segments) (Applies to AEP and AEPTCo)

In March 2023, the KPSC and other intervenors made filings recommending the FERC reject AEP and Liberty’s new Section 203 application seeking approval of the sale.

In April 2023, AEP, AEPTCo and Liberty entered into a Mutual Termination Agreement (Termination Agreement) terminating the SPA. The parties entered into the Termination Agreement as all of the conditions precedent to closing the sale could not be satisfied prior to April 26, 2023. As a result of the March 2023 filings made by intervenors with the FERC and the Termination Agreement, the assets and liabilities of KPCo and KTCo were reclassified out of Held for Sale on the December 31, 2022 and December 31, 2021 balance sheets of AEP and AEPTCo.

Upon reverting to a held and used model, AEP was required to present its investment in the Kentucky Operations at the lower of fair value or historical carrying value. As a result, AEP’s December 31, 2022 balance sheets reflect a $363 million pretax reduction in the basis of its investment in KPCo’s assets which was recorded in Property, Plant and Equipment.
DISPOSITIONS

2022

Disposition of Cardinal Plant (Generation & Marketing Segment) (Applies to AEP)

In March 2022, AGR entered into an Asset Purchase agreement with a nonaffiliated electric cooperative to sell Cardinal Plant, Unit 1, a competitive generation asset totaling 595 MWs. The FERC approved the sale in May 2022 and the sale closed in the third quarter of 2022. The proceeds from the sale were not material. Concurrent with the closing of the sale, AGR executed a PPA with the nonaffiliated electric cooperative for rights to Unit 1’s power and capacity through 2028. AGR also retained certain obligations related to environmental remediation.

Subsequent to the closing of the sale, AGR continues to recognize Cardinal Plant, Unit 1 on its balance sheet due to continuing involvement through the PPA. As of December 31, 2022, the net book value of Cardinal Plant, Unit 1 was not material.

Disposition of Mineral Rights (Generation & Marketing Segment) (Applies to AEP)

In June 2022, AEP closed on the sale of certain mineral rights to a nonaffiliated third-party and received $120 million of proceeds. The sale resulted in a pretax gain of $116 million in the second quarter of 2022.

2021

Disposition of Racine (Generation & Marketing Segment) (Applies to AEP)

In February 2021, AEP signed an agreement to sell Racine to a nonaffiliated party. The sale of Racine closed in the fourth quarter of 2021 resulting in an immaterial gain which is recorded in Other Operation on AEP’s statements of income.

2020

Conesville Plant (Generation & Marketing Segment) (Applies to AEP)

In June 2020, AEP and a nonaffiliated joint-owner executed an Environmental Liability and Property Transfer and Asset Purchase Agreement with a nonaffiliated third-party related to the merchant Conesville Plant site. The purchaser took ownership of the assets and assumed responsibility for environmental liabilities, including ash pond closure, asbestos abatement and decommissioning and demolition of the Conesville Plant site. In consideration of the transfer of the acquired assets to the purchaser and the purchaser’s assumption of liabilities, AEP paid approximately $98 million over three years, derecognized $106 million in ARO and recorded an immaterial gain on the transaction which is recorded in Other Operation on the statements of income. AEP paid approximately $26 million at closing in June 2020 and made additional payments totaling $72 million in quarterly installments from October 2020 to June 2022.

Oklaunion Power Station (Transmission and Distribution Segment and Vertically Integrated Utilities Segment) (Applies to AEP, AEP Texas and PSO)

In October 2020, AEP Texas, PSO and a nonaffiliated joint-owner executed an Environmental Liability and Property Transfer and Asset Purchase Agreement with a nonaffiliated third-party related to the Oklaunion Power Station site. The purchaser took ownership of the assets and assumed responsibility for environmental liabilities, including ash pond closure, asbestos abatement and decommissioning and demolition of the Oklaunion Power Station site. The sale had an immaterial impact on the financial statements in the fourth quarter of 2020.
IMPAIRMENTS

2022

Flat Ridge 2 Wind LLC (Generation & Marketing Segment) (Applies to AEP)

In 2019, AEP acquired a 50% ownership interest in five non-consolidated joint ventures, including Flat Ridge 2 Wind LLC (Flat Ridge 2), and two tax equity partnerships. The five non-consolidated joint ventures are jointly owned and operated by BP Wind Energy. Flat Ridge 2 sells electricity to three counterparties through long-term PPAs.

Regarding AEP’s investment in Flat Ridge 2, in June 2022, as a result of deteriorating financial performance, sale negotiations and AEP’s ongoing evaluation and ultimate decision to exit the investment in the near term, AEP determined a decline in the fair value of AEP’s investment in Flat Ridge 2 was other than temporary. In accordance with the accounting guidance for “Investments - Equity Method and Joint Ventures”, in the second quarter of 2022 AEP recorded a pretax other than temporary impairment charge of $186 million which is presented in Equity Earnings (Losses) of Unconsolidated Subsidiaries on AEP’s Statement of Income. AEP’s determination of fair value utilized the accounting guidance for Fair Value Measurement market approach to valuation and was based on negotiations to sell the investment to a non-affiliate. In the third quarter of 2022, AEP recorded an additional $2 million pretax other than temporary impairment charge which is presented in Equity Earnings (Losses) of Unconsolidated Subsidiaries on AEP’s Statement of Income. In September 2022, AEP signed a Purchase and Sale Agreement with a nonaffiliate for AEP’s interest in Flat Ridge 2. The transaction closed in the fourth quarter of 2022 and had an immaterial impact on the financial statements at closing.

2021

2020 Texas Base Rate Case (Vertically Integrated Utilities Segment) (Applies to AEP and SWEPCo)

In January 2022, the PUCT issued a final order which included a return of investment only for the recovery of the Dolet Hills Power Station. As a result of the final order, SWEPCo recorded a disallowance of $12 million associated with the lack of return on the Dolet Hills Power Station. In February 2022, SWEPCo filed a motion for rehearing with the PUCT challenging denial of a reasonable return or carrying costs on the Dolet Hills Power Station among other items. In April 2022, the PUCT denied the motion for rehearing. In May 2022, SWEPCo filed a petition for review with the Texas District Court seeking a judicial review of the several errors challenged in the PUCT’s final order. See “2020 Texas Base Rate Case” section of Note 4 for additional information.